CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Net income before noncontrolling interest	₨ 140,740.6	$ 2,170.3	₨ 118,049.9	₨ 99,504.7
Foreign currency translation adjustment:
Net unrealized gain (loss) arising during the period [net of tax Rs. 38.7, Rs. 128.3 and Rs. 110.6, as of March 31, 2015, March 31, 2016 and March 31, 2017, respectively]	(209.2)	(3.2)	240.3	92.9
Reclassification adjustment for net (gain) loss included in net income	0.0	0.0	0.0	0.0
Available for sale securities:
Net unrealized gain (loss) arising during the period [net of tax Rs. (11,425.5), Rs. (2,559.7) and Rs. (9,478.8), as of March 31, 2015, March 31, 2016 and March 31, 2017, respectively]	17,910.7	276.2	4,562.9	22,188.9
Reclassification adjustment for net (gain) loss included in net income [net of tax Rs. (69.5), Rs. 2,177.4 and Rs. 1,685.7, as of March 31, 2015, March 31, 2016 and March 31, 2017, respectively]	(3,185.2)	(49.1)	(4,114.3)	135.0
Other comprehensive income, net of tax	14,516.3	223.9	688.9	22,416.8
Total comprehensive income	155,256.9	2,394.2	118,738.8	121,921.5
Less: Comprehensive income attributable to shareholders of noncontrolling interest	210.8	3.3	134.6	267.0
Comprehensive income attributable to HDFC Bank Limited	₨ 155,046.1	$ 2,390.9	₨ 118,604.2	₨ 121,654.5